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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 28-06854
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ J. SITLANI           San Diego, California     08/14/08
  ---------------------------    ---------------------   -------------
          [Signature]                 City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 9
                                        --------------------

Form 13F Information Table Value Total: $ 4,961,868.00
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

                               TITLE                  VALUE   SHARES/    SH/   PUT/  INVSTMT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER         OF CLASS    CUSIP    (x$1000)   PRN AMT    PRN   CALL  DSCRETN  MANAGERS     SOLE     SHARED  NONE
----------------------------  --------  ---------  --------  ----------  ---   ----  -------  --------  ----------  ------  ----
National Semiconductor Corp.     COM    637640103  $689,877  33,587,017   SH          SOLE              33,587,017
Baxter International Inc.        COM    071813109  $596,738   9,332,787   SH          SOLE               9,332,787
Sovereign Bancorp Inc.           COM    845905108  $434,059  58,975,411   SH          SOLE              58,975,411
UnumProvident Corporation        COM    91529Y106  $673,638  32,940,727   SH          SOLE              32,940,727
The Home Depot, Inc.             COM    437076102  $647,941  27,666,146   SH          SOLE              27,666,146
The Home Depot, Inc.             COM    437076102  $210,437   8,985,337   SH          OTHER              8,985,337
Sprint Nextel Corp.              COM    852061100  $504,230  53,076,834   SH          SOLE              53,076,834
Capital One Financial Corp.      COM    14040H105  $251,186   6,608,416   SH          SOLE               6,608,416
SPDR Trust Series 1              COM    78462F103  $953,762   7,452,428   SH          SOLE               7,452,428